Income Taxes	12 Months Ended
Dec. 31, 2023
Net deferred tax assets and liabilities [abstract]
Income Taxes

NOTE 13. INCOME TAXES

The provision for income taxes differs from that which would be expected by applying statutory Canadian income tax rates.

A reconciliation of the difference for the years ended December 31, is as follows:

	2023	2022
Earnings (loss) before income taxes	$265,779	$(14,143)
Federal and provincial statutory rates	24%	24%
Tax at statutory rates	$63,787	$(3,394)
Adjusted for the effect of:
Non-deductible expenses	2,426	1,146
Non-taxable capital gains	(2,551)	(379)
Gain on acquisition	(6,222)	—
Impact of foreign tax rates	(2,450)	(2,559)
Withholding taxes	337	1,026
Taxes related to prior years	(4,945)	1,718
Tax assets not recognized	8,629	22,592
Deferred tax assets recognized	(82,476)
Income tax expense (recovery)	$(23,465)	$20,150

The net deferred tax liability is comprised of the tax effect of the following temporary differences:

	2023	2022
Deferred tax liability:
Property, plant and equipment and intangibles	$358,170	$364,278
Debt issue costs	928	1,303
Partnership deferrals	—	21,768
Other	6,741	6,284
	365,839	393,633
Offsetting of assets and liabilities	(292,324)	(364,687)
	$73,515	$28,946

Deferred tax assets:
Losses (expire from time to time up to 2042)	$332,192	$318,967
Long-term incentive plan	21,770	36,542
Other	12,024	9,633
	365,986	365,142
Offsetting of assets and liabilities	(292,324)	(364,687)
	$73,662	$455
Net deferred tax liability	$(147)	$28,491

The Corporation has loss carry forwards in the U.S. and certain international locations and capital loss carry forwards in Canada and other deductible temporary differences in certain international locations for which it is unlikely that sufficient future taxable income will be available. Accordingly, the Corporation has not recognized a deferred tax asset for the following items:

	2023	2022
Tax losses (Capital)	$17,247	$29,255
Tax losses (Income)	23,446	134,588
Deductible temporary differences	5,246	5,224
Total	$45,939	$169,067

The movement in temporary differences is as follows:

	Property, Plant and Equipment and Intangibles	Partnership Deferrals	Other Deferred Tax Liabilities	Losses	Debt Issue Costs	Long-Term Incentive Plan	Other Deferred Tax Assets	Net Deferred Tax Liability
Balance, December 31, 2021	$359,383	$11,082	$6,221	$(340,406)	$1,457	$(14,264)	$(12,121)	$11,352
Recognized in net earnings (loss)	(10,047)	10,686	51	33,827	(154)	(21,583)	3,008	15,788
Foreign exchange	14,942	—	12	(12,388)	—	(695)	(520)	1,351
Balance, December 31, 2022	$364,278	$21,768	$6,284	$(318,967)	$1,303	$(36,542)	$(9,633)	$28,491
Recognized in net earnings (loss)	(11,063)	(21,768)	(231)	(6,792)	(375)	14,583	(2,313)	(27,959)
Acquisition	9,865	—	694	(9,358)	—	—	(237)	964
Foreign exchange	(4,910)	—	(6)	2,925	—	189	159	(1,643)
Balance, December 31, 2023	$358,170	$—	$6,741	$(332,192)	$928	$(21,770)	$(12,024)	$(147)

In December 2021, the Organization for Economic Co-operation and Development issued model rules for a new global minimum tax framework (Pillar Two). Under Pillar Two legislation, Precision is liable to pay a top-up tax for differences between its Global Anti-Base Erosion effective tax rate and the 15% minimum tax rate. In May 2023, the IASB issued amendments to IAS 12, Income Taxes to address Pillar Two, which provided clarity on the impacts and additional disclosure requirements once legislation is substantively enacted. For jurisdictions where Precision operates that have substantially enacted the Pillar Two legislation, there is no material impact to the Company. Precision also operates in jurisdictions where it is expected that Pillar Two legislation will be enacted in the future. For these jurisdictions, Precision has assessed its exposure to the Pillar Two legislation and foresees no material impact to the Company.